Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter, bareboat charters and other revenues for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Time charter revenues (service element included)	$359,094	$302,061	$246,670
Bareboat charter revenues	2,091	4,854	30,414
Total time charter and bareboat revenues	361,185	306,915	277,084
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	3,258	11,684	13,632
Total revenues	$364,443	$318,599	$290,716

See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2025, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including the service element of time charters, but excluding unexercised customer option periods and excluding any contracted revenues signed after December 31, 2025):

(U.S. Dollars in thousands)
2026	$339,036
2027	260,287
2028	151,940
2029	93,032
2030	48,062
2031 and thereafter	37,485
Total	$929,842

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2025 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in April 2026 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”). Following a scheduled drydocking, the vessel will commence operating under a time charter with KNOT in the second quarter of 2026 for a fixed period of one year, with options for the charterer to extend the charter by two one year periods.
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in August 2026 with Transpetro;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Equinor that expires in March 2029, with options for the charterer to extend the charter by two further one-year periods;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with ExxonMobil that expires in June 2027;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2026, with Repsol Sinopec Brasil, S.A. a subsidiary of Repsol Sinopec Brasil, B.V. (“Repsol”). Thereafter, the Carmen Knutsen will commence a new time charter with PetroChina in February 2026 that expires in February 2030 with an option for the charterer to extend the charter one additional year;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”) that expires in March 2027;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni Trade and Biofuels S.p.A. (“Eni”), that expires in December 2027, with options for the charterer to extend the charter by three one-year periods;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 currently operating under a time charter contract with Eni that expires in October 2026, with options for the charterer to extend the charter by two one-year periods;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2028 with Repsol, with options for the charterer to extend the charter by one two-year period;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with Shell that expires in July 2028, with options for the charterer to extend the charter by three one-year periods;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a bareboat charter with Shell that expires in November 2030, with an option for the charterer to extend the charter for two years;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in September 2028, with options for the charterer to extend the charter by three one-year periods;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Equinor that expires in November 2027 with options for the charterer to extend the charter by two one-year periods;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with TotalEnergies that expires in May 2027. Thereafter, the Anna Knutsen will commence a new time charter with an oil major in June 2027 for a fixed period of one year plus a charterer’s option to extend the charter by three one-year periods;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in November 2027 with Equinor, with multiple options to extend the charter until November 2040;
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in February 2027 with Equinor, with multiple options to extend the charter until February 2042;
●	the Tuva Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter that expires in February 2029 with TotalEnergies, with multiple options to extend the charter until February 2036. As part of the Tuva Knutsen Acquisition, KNOT has effectively guaranteed the hire rate for the Tuva Knutsen until September 2031 on the same basis as if TotalEnergies had exercised its options through such date;
●	the Live Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter that expires in December 2026 with Galp Sinopec, with multiple options to extend the charter until December 2032. As part of the Live Knutsen Acquisition, KNOT has effectively guaranteed the hire rate for the Live Knutsen until November 2029 on the same basis as if Galp Sinopec had exercised its options through such date; and
●	the Daqing Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter that expires in July 2027 with PetroChina, with an option to extend the charter until July 2032. As part of the Daqing Knutsen Acquisition, KNOT has effectively guaranteed the hire rate for the Daqing Knutsen until July 2032 on the same basis as if PetroChina had exercised its options through such date.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of December 31, 2025 and 2024, the right-of-use asset and lease liability for operating leases was $0.9 million and $1.3 million and are presented as separate line items on the balance sheets, respectively. The operating lease cost and corresponding cash flow effect for 2025 was $0.5 million. As of December 31, 2025, the weighted average discount rate for the operating leases for the portfolio was 6.35%. The rate was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2025, the weighted average remaining lease terms are 2.1 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2025 is as follows:

(U.S. Dollars in thousands)
2026	$449
2027	449
2028	37
2029	—
2030 and thereafter	—
Total	935
Less imputed interest	60
Carrying value of operating lease liabilities	$875